Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 953,654	$ 807,150
Trade and other receivables	45,766	24,771
Inventories	7,540	1,573
Other current assets	35,535	24,171
Total current assets	1,042,495	857,665
Lease right-of-use assets, net	25,539	21,206
Property and equipment, net	16,456	8,342
Intangible assets, net	409,568	234,493
Goodwill	2,104,368	971,939
Contract asset	21,400	11,504
Deferred tax assets	154	170
Total assets	3,619,980	2,105,319
Current liabilities
Accounts payable and accrued liabilities	78,307	65,052
Lease liabilities	7,633	5,120
Income taxes payable	6,718	114
Deferred revenue	65,194	43,116
Total current liabilities	157,852	113,402
Deferred revenue	2,121	2,796
Lease liabilities	23,037	20,558
Long-term debt	29,841	29,770
Accrued payroll taxes on share-based compensation	1,007	3,154
Deferred tax liabilities	6,833	1,356
Total liabilities	220,691	171,036
Shareholders’ equity
Share capital	4,199,025	2,526,448
Additional paid-in capital	123,777	35,877
Accumulated other comprehensive income	2,677	9,715
Accumulated deficit	(926,190)	(637,757)
Total shareholders’ equity	3,399,289	1,934,283
Total liabilities and shareholders’ equity	3,619,980	2,105,319
Commitments and contingencies